Segment Information	12 Months Ended
Dec. 31, 2010
SEGMENT INFORMATION
13. SEGMENT INFORMATION
The Company operates its portfolio of properties primarily throughout the Mid-Atlantic, Southeastern, Midwestern and Southwestern United States. Additionally, the Company owns certain assets in the United Kingdom. The Company reviews the performance of the portfolio on a geographical basis. During the three months ended March 31, 2011, the Company realigned the reportable segments due to changes in internal reporting responsibilities. As such, the following are considered the Company’s reportable segments:

Regions	Markets
Northeast	Southeastern PA; Lehigh/Central PA; New Jersey; Maryland
Central	Minnesota; Milwaukee; Chicago; Texas; Arizona
South	Richmond; Virginia Beach; Carolinas; Jacksonville; Orlando; Boca Raton; Tampa
Metro	Philadelphia; Northern Virginia/Washington, D.C.
United Kingdom	County of Kent; West Midlands
The following lists the Company’s reportable segments as characterized in the Company’s Annual Report on Form 10-K for the year ended December 31, 2010:

Regions
(Before 2011 Changes)	Markets (Before 2011 Changes)
Northeast	Southeastern PA; Lehigh/Central PA; New Jersey
Midwest	Minnesota; Milwaukee; Chicago
Mid-Atlantic	Maryland; Carolinas; Richmond; Virginia Beach
South	Jacksonville; Orlando; Boca Raton; Tampa; Texas; Arizona
Philadelphia/D.C.	Philadelphia; Northern Virginia/Washington, D.C.
United Kingdom	County of Kent; West Midlands
As required by FASB ASC 280, “Segment Reporting,” consolidated financial statements issued by the Company in the future will reflect modifications to the Company’s reportable segments resulting from the change described above, including reclassification of all comparative prior period reportable segment information.
The Company evaluates performance of the reportable segments based on property level operating income, which is calculated as rental revenue and operating expense reimbursement less rental property expenses and real estate taxes. The accounting policies of the reportable segments are the same as those for the Company on a consolidated basis.
The operating information by reportable segment is as follows, with restated amounts that reflect discontinued operations as of March 31, 2011 (in thousands):
YEAR ENDED DECEMBER 31, 2010

	Northeast
	Southeastern	Lehigh/	Northeast -				United
	PA	Central PA	Other	Central	South	Metro	Kingdom	Total
Operating revenue	$181,048	$83,659	$73,298	$122,975	$215,354	$28,611	$4,211	$709,156
Rental property expenses and real estate taxes	59,476	18,852	27,850	43,148	68,764	7,063	932	226,085

Property level operating income	$121,572	$64,807	$45,448	$79,827	$146,590	$21,548	$3,279	483,071

Interest and other income								9,992
Interest expense								(143,144)
General and administrative								(52,794)
Depreciation and amortization								(163,135)

Income before property dispositions, income taxes, equity in earnings of unconsolidated joint ventures and impairment charges								133,990
Gain on property dispositions								4,616
Income taxes								(1,736)
Equity in earnings of unconsolidated joint ventures								2,296
Impairment charges – investment in unconsolidated joint ventures and other								(378)
Discontinued operations								14,587

Net income								$153,375

YEAR ENDED DECEMBER 31, 2009

	Northeast
	Southeastern	Lehigh/	Northeast -				United
	PA	Central PA	Other	Central	South	Metro	Kingdom	Total
Operating revenue	$183,057	$78,608	$71,649	$126,004	$213,260	$22,061	$4,403	$699,042
Rental property expenses and real estate taxes	58,979	19,088	25,865	43,674	66,360	5,213	935	220,114

Property level operating income	$124,078	$59,520	$45,784	$82,330	$146,900	$16,848	$3,468	478,928

Interest and other income								11,420
Debt extinguishment gain								1,547

Interest expense								(142,745)
General and administrative								(51,241)
Depreciation and amortization								(160,877)

Income before property dispositions, income taxes and equity in earnings of unconsolidated joint ventures and impairment charges								137,032
Gain on property dispositions								1,687
Income taxes								(494)
Equity in earnings of unconsolidated joint ventures								2,161
Impairment charges – investment in unconsolidated joint ventures and other								(82,552)
– goodwill								(15,700)
Discontinued operations								36,858

Net income								$78,992

YEAR ENDED DECEMBER 31, 2008

	Northeast
	Southeastern	Lehigh/	Northeast -				United
	PA	Central PA	Other	Central	South	Metro	Kingdom	Total
Operating revenue	$175,362	$73,848	$75,553	$117,039	$209,271	$29,425	$4,339	$684,837
Rental property expenses and real estate taxes	56,810	17,685	26,516	40,644	66,505	7,791	1,044	216,995

Property level operating income	$118,552	$56,163	$49,037	$76,395	$142,766	$21,634	$3,295	467,842

Interest and other income								13,331
Debt extinguishment gain								2,521
Interest expense								(145,711)
General and administrative								(54,541)
Depreciation and amortization								(159,355)

Income before property dispositions, income taxes and equity in earnings of unconsolidated joint ventures								124,087
Gain on property dispositions								10,572
Income taxes								(1,645)
Equity in earnings of unconsolidated joint ventures								2,805
Discontinued operations								44,287

Net income								$180,106

REAL ESTATE RELATED REVENUES BY TYPE

	Northeast
Year ended	Southeastern	Lehigh/	Northeast -				united
December 31, 2010	PA	Central PA	Other	Central	South	Metro	kingdom	total
Industrial	$30,177	$81,666	$20,855	$54,931	$90,754	$7,588	$1,263	$287,234
Office	150,871	1,993	52,443	68,044	124,600	21,023	2,948	421,922

Total	$181,048	$83,659	$73,298	$122,975	$215,354	$28,611	$4,211	$709,156

	Northeast
Year ended	Southeastern	Lehigh/	Northeast -				united
December 31, 2009	PA	Central PA	Other	Central	South	Metro	kingdom	total
Industrial	$31,285	$76,209	$20,937	$60,130	$89,689	$3,472	$1,294	$283,016
Office	151,772	2,399	50,712	65,874	123,571	18,589	3,109	416,026

Total	$183,057	$78,608	$71,649	$126,004	$213,260	$22,061	$4,403	$699,042

	Northeast
Year ended	Southeastern	Lehigh/	Northeast -				united
December 31, 2008	PA	Central PA	Other	Central	South	Metro	kingdom	total
Industrial	$32,164	$71,246	$20,249	$55,668	$90,671	$2,232	$1,486	$273,716
Office	143,198	2,602	55,304	61,371	118,600	27,193	2,853	411,121

Total	$175,362	$73,848	$75,553	$117,039	$209,271	$29,425	$4,339	$684,837

ROLLFORWARD OF OPERATING REAL ESTATE ASSETS BY REPORTABLE SEGMENT

	Northeast						United
	Southeastern	Lehigh/	Northeast -				Kingdom
	PA	Central PA	Other	Central	South	Metro	(1)	Total
January 1, 2010	$1,079,790	$808,776	$477,628	$955,137	$1,621,756	$146,650	$42,501	$5,132,238
Additions	15,941	26,367	11,889	29,129	92,114	22,722	(1,482)	196,680
Dispositions	(11,324)	(3,487)	(6,800)	(2,923)	(18,704)	(221)	—	(43,459)

December 31, 2010	$1,084,407	$831,656	$482,717	$981,343	$1,695,166	$169,151	$41,019	5,285,459

Accumulated depreciation								(1,090,685)
Land held for development								209,253
Other assets								658,806

Total assets at December 31, 2010								$5,062,833

	Northeast						United
	Southeastern	Lehigh/	Northeast -				Kingdom
	PA	Central PA	Other	Central	South	Metro	(1)	Total
January 1, 2009	$1,072,652	$714,514	$481,296	$924,602	$1,535,264	$110,380	$38,413	$4,877,121
Additions	10,473	94,512	19,196	40,521	104,109	36,299	4,088	309,198
Dispositions	(3,335)	(250)	(22,864)	(9,986)	(17,617)	(29)	—	(54,081)

December 31, 2009	$1,079,790	$808,776	$477,628	$955,137	$1,621,756	$146,650	$42,501	5,132,238

Accumulated depreciation								(970,935)
Development in progress								66,714
Land held for development								218,633
Assets held for sale								5,564
Other assets								776,729

Total assets at December 31, 2009								$5,228,943

(1)	United Kingdom additions are impacted by foreign currency translation gain or loss.

LIBERTY PROPERTY LIMITED PARTNERSHIP
SEGMENT INFORMATION
11. SEGMENT INFORMATION
The Company operates its portfolio of properties primarily throughout the Mid-Atlantic, Southeastern, Midwestern and Southwestern United States. Additionally, the Company owns certain assets in the United Kingdom. The Company reviews the performance of the portfolio on a geographical basis. During the three months ended March 31, 2011, the Company realigned the reportable segments due to changes in internal reporting responsibilities. As such, the following are considered the Company’s reportable segments:

Regions	Markets

Northeast	Southeastern PA; Lehigh/Central PA; New Jersey; Maryland
Central	Minnesota; Milwaukee; Chicago; Texas; Arizona
South	Richmond; Virginia Beach; Carolinas; Jacksonville; Orlando; Boca Raton; Tampa
Metro	Philadelphia; Northern Virginia/Washington, D.C.
United Kingdom	County of Kent; West Midlands
The following lists the Company’s reportable segments as characterized in the Company’s Annual Report on Form 10-K for the year ended December 31, 2010:

Regions
(Before 2011 Changes)	Markets (Before 2011 Changes)

Northeast	Southeastern PA; Lehigh/Central PA; New Jersey
Midwest	Minnesota; Milwaukee; Chicago
Mid-Atlantic	Maryland; Carolinas; Richmond; Virginia Beach
South	Jacksonville; Orlando; Boca Raton; Tampa; Texas; Arizona
Philadelphia/D.C.	Philadelphia; Northern Virginia/Washington, D.C.
United Kingdom	County of Kent; West Midlands
As required by FASB ASC 280, “Segment Reporting,” consolidated financial statements issued by the Company in the future will reflect modifications to the Company’s reportable segments resulting from the change described above, including reclassification of all comparative prior period reportable segment information.
The Company evaluates performance of the reportable segments based on property level operating income, which is calculated as rental revenue and operating expense reimbursement less rental property expenses and real estate taxes. The accounting policies of the reportable segments are the same as those for the Company on a consolidated basis.
The operating information by reportable segment is as follows, with restated amounts that reflect discontinued operations as of March 31, 2011 (in thousands):
YEAR ENDED DECEMBER 31, 2010

	Northeast
	Southeastern	Lehigh/	Northeast				United
	PA	Central PA	- Other	Central	South	Metro	Kingdom	Total
Operating revenue	$181,048	$83,659	$73,298	$122,975	$215,354	$28,611	$4,211	$709,156
Rental property expenses and real estate taxes	59,476	18,852	27,850	43,148	68,764	7,063	932	226,085

Property level operating income	$121,572	$64,807	$45,448	$79,827	$146,590	$21,548	$3,279	483,071

Interest and other income								9,992
Interest expense								(143,144)
General and administrative								(52,794)
Depreciation and amortization								(163,135)

Income before property dispositions, income taxes, equity in earnings of unconsolidated joint ventures and impairment charges								133,990
Gain on property dispositions								4,616
Income taxes								(1,736)
Equity in earnings of unconsolidated joint ventures								2,296
Impairment charges — investment in unconsolidated joint ventures and other								(378)
Discontinued operations								14,587

Net income								$153,375

YEAR ENDED DECEMBER 31, 2009

	Northeast
	Southeastern	Lehigh/	Northeast				United
	PA	Central PA	- Other	Central	South	Metro	Kingdom	Total
Operating revenue	$183,057	$78,608	$71,649	$126,004	$213,260	$22,061	$4,403	$699,042
Rental property expenses and real estate taxes	58,979	19,088	25,865	43,674	66,360	5,213	935	220,114

Property level operating income	$124,078	$59,520	$45,784	$82,330	$146,900	$16,848	$3,468	478,928

Interest and other income								11,420
Debt extinguishment gain								1,547
Interest expense								(142,745)
General and administrative								(51,241)
Depreciation and amortization								(160,877)

Income before property dispositions, income taxes and equity in earnings of unconsolidated joint ventures and impairment charges								137,032
Gain on property dispositions								1,687
Income taxes								(494)
Equity in earnings of unconsolidated joint ventures								2,161
Impairment charges — investment in unconsolidated joint ventures and other								(82,552)
— goodwill								(15,700)
Discontinued operations								36,858

Net income								$78,992

	Northeast
	Southeastern	Lehigh/	Northeast				United
	PA	Central PA	- Other	Central	South	Metro	Kingdom	Total
Operating revenue	$175,362	$73,848	$75,553	$117,039	$209,271	$29,425	$4,339	$684,837
Rental property expenses and real estate taxes	56,810	17,685	26,516	40,644	66,505	7,791	1,044	216,995

Property level operating income	$118,552	$56,163	$49,037	$76,395	$142,766	$21,634	$3,295	467,842

Interest and other income								13,331
Debt extinguishment gain								2,521
Interest expense								(145,711)
General and administrative								(54,541)
Depreciation and amortization								(159,355)

Income before property dispositions, income taxes and equity in earnings of unconsolidated joint ventures								124,087
Gain on property dispositions								10,572
Income taxes								(1,645)
Equity in earnings of unconsolidated joint ventures								2,805
Discontinued operations								44,287

Net income								$180,106

REAL ESTATE RELATED REVENUES BY TYPE

	Northeast
Year ended	Southeastern	Lehigh/	Northeast				united
December 31, 2010	PA	Central PA	- Other	Central	South	Metro	kingdom	total
Industrial	$30,177	$81,666	$20,855	$54,931	$90,754	$7,588	$1,263	$287,234
Office	150,871	1,993	52,443	68,044	124,600	21,023	2,948	421,922

Total	$181,048	$83,659	$73,298	$122,975	$215,354	$28,611	$4,211	$709,156

	Northeast
Year ended	Southeastern	Lehigh/	Northeast				united
December 31, 2009	PA	Central PA	- Other	Central	South	Metro	kingdom	total
Industrial	$31,285	$76,209	$20,937	$60,130	$89,689	$3,472	$1,294	$283,016
Office	151,772	2,399	50,712	65,874	123,571	18,589	3,109	416,026

Total	$183,057	$78,608	$71,649	$126,004	$213,260	$22,061	$4,403	$699,042

	Northeast
Year ended	Southeastern	Lehigh/	Northeast				united
December 31, 2008	PA	Central PA	- Other	Central	South	Metro	kingdom	total
Industrial	$32,164	$71,246	$20,249	$55,668	$90,671	$2,232	$1,486	$273,716
Office	143,198	2,602	55,304	61,371	118,600	27,193	2,853	411,121

Total	$175,362	$73,848	$75,553	$117,039	$209,271	$29,425	$4,339	$684,837

ROLLFORWARD OF OPERATING REAL ESTATE ASSETS BY REPORTABLE SEGMENT

	Northeast						United
	Southeastern	Lehigh/	Northeast				Kingdom
	PA	Central PA	-Other	Central	South	Metro	(1)	Total

January 1, 2010	$1,079,790	$808,776	$477,628	$955,137	$1,621,756	$146,650	$42,501	$5,132,238
Additions	15,941	26,367	11,889	29,129	92,114	22,722	(1,482)	196,680
Dispositions	(11,324)	(3,487)	(6,800)	(2,923)	(18,704)	(221)	—	(43,459)

December 31, 2010	$1,084,407	$831,656	$482,717	$981,343	$1,695,166	$169,151	$41,019	5,285,459

Accumulated depreciation								(1,090,685)
Land held for development								209,253
Other assets								658,806

Total assets at December 31, 2010								$5,062,833

	Northeast						United
	Southeastern	Lehigh/	Northeast				Kingdom
	PA	Central PA	-Other	Central	South	Metro	(1)	Total

January 1, 2009	$1,072,652	$714,514	$481,296	$924,602	$1,535,264	$110,380	$38,413	$4,877,121
Additions	10,473	94,512	19,196	40,521	104,109	36,299	4,088	309,198
Dispositions	(3,335)	(250)	(22,864)	(9,986)	(17,617)	(29)	—	(54,081)

December 31, 2009	$1,079,790	$808,776	$477,628	$955,137	$1,621,756	$146,650	$42,501	5,132,238

Accumulated depreciation								(970,935)
Development in progress								66,714
Land held for development								218,633
Assets held for sale								5,564
Other assets								776,729

Total assets at December 31, 2009								$5,228,943

(1)	United Kingdom additions are impacted by foreign currency translation gain or loss.